Average Annual Total Returns - FidelityInternationalDiscoveryFund-KPRO - FidelityInternationalDiscoveryFund-KPRO - Fidelity International Discovery Fund	Dec. 30, 2024
Fidelity International Discovery Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	14.29%
Past 5 years	8.22%
Past 10 years	4.28%
MS001
Average Annual Return:
Past 1 year	18.49%
Past 5 years	8.39%
Past 10 years	4.48%